Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
November 30, 2020

Dates Covered
Collections Period	11/01/20 - 11/30/20
Interest Accrual Period	11/16/20 - 12/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/20	427,902,952.48	24,250
Yield Supplement Overcollateralization Amount 10/31/20	17,344,232.91	0
Receivables Balance 10/31/20	445,247,185.39	24,250
Principal Payments	18,415,593.29	648
Defaulted Receivables	614,277.00	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/20	16,304,201.46	0
Pool Balance at 11/30/20	409,913,113.64	23,572

Pool Statistics	$ Amount	# of Accounts
Pool Factor	48.46%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	3,523,015.51	173
Past Due 61-90 days	1,212,603.91	58
Past Due 91-120 days	283,330.97	15
Past Due 121+ days	0.00	0
Total	5,018,950.39	246

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.18%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.35%
Delinquency Trigger Occurred	NO

Recoveries	235,175.06
Aggregate Net Losses/(Gains) - November 2020	379,101.94
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.02%
Prior Net Losses Ratio	0.56%
Second Prior Net Losses Ratio	0.24%
Third Prior Net Losses Ratio	0.15%
Four Month Average	0.49%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.73%

Overcollateralization Target Amount	4,714,000.81
Actual Overcollateralization	4,714,000.81
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.39%
Weighted Average Remaining Term	46.36

Flow of Funds	$ Amount
Collections	23,989,559.74
Investment Earnings on Cash Accounts	223.32
Servicing Fee(1)	(371,039.32)
Transfer to Collection Account	-
Available Funds	23,618,743.74

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	836,894.12
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	618,954.89
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,714,000.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,076,112.67
(12) Collection Account Redeposits	3,832,000.00

Total Distributions of Available Funds	23,618,743.74

Servicing Fee	371,039.32
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 11/16/20	422,982,068.53
Principal Paid	17,782,955.70
Note Balance @ 12/15/20	405,199,112.83

Class A-1
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-2
Note Balance @ 11/16/20	34,872,068.53
Principal Paid	17,782,955.70
Note Balance @ 12/15/20	17,089,112.83
Note Factor @ 12/15/20	6.3542474%

Class A-3
Note Balance @ 11/16/20	268,940,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	268,940,000.00
Note Factor @ 12/15/20	100.0000000%

Class A-4
Note Balance @ 11/16/20	81,820,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	81,820,000.00
Note Factor @ 12/15/20	100.0000000%

Class B
Note Balance @ 11/16/20	24,900,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	24,900,000.00
Note Factor @ 12/15/20	100.0000000%

Class C
Note Balance @ 11/16/20	12,450,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	12,450,000.00
Note Factor @ 12/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	927,675.37
Total Principal Paid	17,782,955.70
Total Paid	18,710,631.07

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	76,427.95
Principal Paid	17,782,955.70
Total Paid to A-2 Holders	17,859,383.65

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1203132
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.4757028
Total Distribution Amount	22.5960160

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2841822
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	66.1223905
Total A-2 Distribution Amount	66.4065727

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	34.81
Noteholders' Third Priority Principal Distributable Amount	700.11
Noteholders' Principal Distributable Amount	265.08

Account Balances	$ Amount
Reserve Account
Balance as of 11/16/20	2,075,325.29
Investment Earnings	69.75
Investment Earnings Paid	(69.75)
Deposit/(Withdrawal)	-
Balance as of 12/15/20	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,695,682.57	$2,363,047.30	$2,810,187.05
Number of Extensions	107	95	107
Ratio of extensions to Beginning of Period Receivables Balance	0.61%	0.51%	0.58%

(1) The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.